Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before income taxes	R$ 6,250,876	R$ 1,990,961	R$ 3,661,948
Adjustments for:
Depreciation and amortization	2,504,384	2,340,854	2,287,877
Lease and concession (reversal) provision		(379,636)
Interest in earnings of associates	(130,225)	(28,801)	(1,231)
Interest in earnings of joint ventures	(4,590,631)	(583,001)	(1,131,406)
(Gain) loss on disposed assets	(7,295)	(30,610)	36,045
Share-based payment	53,131	272,692	101,283
Legal proceedings provision	263,945	27,437	102,811
Interest and exchange, net	2,911,179	2,111,772	2,125,655
Sector financial assets and liabilities, net	246,100	337,620
Deferred revenue		(6,325)	(8,271)
Provisions for employee benefits	358,053	161,042	229,812
Allowance for expected credit losses	(2,813)	32,098	6,630
Disposal of credit rights		68,311	(410,000)
Recovering tax credits	(648,315)	(132,399)	(165,398)
Loss in energy derivative operations	58,701
Change in fair value of investment property	(17,116)
Gain in a bargain purchase	(416,268)
Other	(23,731)	436,260	(109,423)
Cash flows from operating activities before changes in working capital	6,809,975	6,618,275	6,726,332
Changes in:
Trade receivables	(404,016)	67,291	(145,933)
Inventories	(245,174)	(117,166)	(90,880)
Other current tax, net	155,712	74,949	179,622
Income tax	(950,401)	(868,234)	(407,477)
Related parties, net	(111,149)	572,601	22,827
Trade payables	591,975	167,019	383,459
Employee benefits	(150,087)	(170,133)	(198,312)
Provision for legal proceedings	(131,260)	(212,699)	(187,292)
Other financial liabilities	50,856	(91,935)	26,525
Judicial deposits	(58,608)	(23,493)	(62,727)
Discontinued operation			(17,615)
Cash received (paid) on disposal of credit rights		(31,857)	410,000
Tax losses acquired	(208,118)
Post-employment benefits	(34,004)	(37,444)	(39,387)
Other assets and liabilities, net		(238,320)	(301,931)
Concessions payable	(168,510)	(51,947)	(474)
Changes in working capital	(1,662,784)	(961,368)	(429,595)
Net cash from operating activities	5,147,191	5,656,907	6,296,737
Cash flows from investing activities
Capital contribution in associates	(417,216)	(1,142)	(31,113)
Acquisition of subsidiary, net of cash acquired	(592,733)	(94,631)	(9,837)
(Purchase) sale of marketable securities	(514,459)	(483,574)	1,230,431
Restricted cash	26,313	124,330	(31,439)
Dividends received from associates	16,426	13,165	17,690
Dividends received from joint ventures	819,729	1,852	1,462,625
Other financial assets	(14,168)	11	(17,022)
Acquisition of property, plant and equipment, intangible assets and contract assets	(4,774,839)	(4,034,688)	(2,762,937)
Net cash from sale of discontinued operations			432
Acquisition of associates shares		(51,299)
Cash received on sale of fixed assets, and intangible assets	3,090	3,045	10,578
Other	1,025	(194)
Net cash used in investing activities	(5,446,832)	(4,523,125)	(130,592)
Cash flows from financing activities
Loans, borrowings and debentures raised	12,548,547	10,336,257	9,352,123
Repayment of principal on loans, borrowings and debentures	(9,925,067)	(3,397,060)	(4,422,026)
Payment of interest on loans, borrowings and debentures	(2,321,868)	(1,782,976)	(1,384,184)
Payment of derivative financial instruments	(647,168)	(61,716)	(126,986)
Receipt of derivative financial instruments	4,325,918	1,383,411	251,545
Payment of non-debt related derivative financial instruments	(227,012)	(101,461)
Receipt of non-debt related derivative financial instruments	197,679	106,519
Repayment of principal on lease liabilities	(461,040)	(5,424,917)	(423,283)
Payment of interest on leases	(165,301)	(500,922)	(249,325)
Cash contribution from non-controlling interest	2,252,306	4,397,772	453,082
Payments to redeem entity’s shares and acquisition of treasury shares	(26,101)	(495,048)	(1,141,302)
Transactions with non-controlling interests	69,155	65,478	1,192
Acquisition of non-controlling interests	(698,147)	(269,977)	(3,086,642)
Dividends paid	(2,558,886)	(546,302)	(738,152)
Discontinued operation			1,543
Payment of share-based compensation	(45,024)	(22,804)	(45,961)
Other	1,397
Net cash from (used in) financing activities	2,319,388	3,686,254	(1,558,376)
Net increase in cash and cash equivalents	2,019,747	4,820,036	4,607,769
Cash and cash equivalents at beginning of year	13,642,918	8,472,274	3,621,798
Effect of foreign exchange rate changes	511,465	350,608	242,707
Cash and cash equivalents at end of year	16,174,130	13,642,918	8,472,274
Additional information
Income tax paid	R$ 462,120	R$ 592,243	R$ 287,451